Horizon Active Risk Assist® Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2022

Shares			Value
	INVESTMENT COMPANIES - 96.9%
	Exchange Traded Funds - 96.9%
242,172	Invesco QQQ Trust Series 1 (f)		$72,474,814
755,145	iShares Core S&P Small-Cap ETF		73,400,094
479,166	iShares Edge MSCI USA Quality Factor ETF		55,463,465
6,610,197	SPDR Bloomberg 1-3 Month T-Bill ETF (e)(f)(h)		605,163,535
4,742,950	SPDR Portfolio Developed World ex-US ETF (f)		135,743,229
1,467,924	SPDR Portfolio Emerging Markets ETF (f)		50,496,586
1,727,057	SPDR Portfolio S&P 500 Growth ETF (e)		96,352,510
2,421,877	SPDR Portfolio S&P 500 Value ETF (e)		91,740,701
504,526	Xtrackers MSCI USA ESG Leaders Equity ETF		18,107,438
169,705	Xtrackers S&P 500 ESG ETF (e)		6,041,498
	TOTAL INVESTMENT COMPANIES (Cost - $1,226,782,512)		1,204,983,870

	COMMON STOCKS - 1.0%
	Accommodation and Food Services - 0.0% (b)
468	Caesars Entertainment, Inc. (a)		20,180
1,716	Penn Entertainment, Inc. (a)		53,591
			73,771
	Advertising - 0.0% (b)
876	Interpublic Group of Cos., Inc.		24,213
431	Omnicom Group, Inc.		28,834
			53,047
	Aerospace/Defense - 0.0% (b)
221	General Dynamics Corp.		50,594
1,003	Howmet Aerospace, Inc.		35,536
159	L3Harris Technologies, Inc.		36,282
170	Lockheed Martin Corp.		71,419
168	Northrop Grumman Corp.		80,302
70	Teledyne Technologies, Inc. (a)		25,785
15	TransDigm Group, Inc.		9,006
			308,924
	Agriculture - 0.0% (b)
602	Archer Daniels Midland Co.		52,910

	Airlines - 0.0% (b)
890	Alaska Air Group, Inc. (a)		38,768
1,386	American Airlines Group, Inc. (a)		18,004
264	Delta Air Lines, Inc. (a)		8,203
220	Southwest Airlines Co. (a)		8,074
389	United Airlines Holdings, Inc. (a)		13,619
			86,668
	Apparel - 0.0% (b)
1,003	PVH Corp.		56,419
1,347	Tapestry, Inc.		46,781
5,872	Under Armour, Inc., Class A (a)		49,442
351	VF Corp.		14,549
			167,191
	Auto Manufacturers - 0.0% (b)
48	Cummins, Inc.		10,338
405	Ford Motor Co.		6,172
139	General Motors Co. (a)		5,311
107	PACCAR, Inc.		9,364
			31,185
	Auto Parts & Equipment - 0.0% (b)
118	Aptiv PLC (a)		11,025
929	BorgWarner, Inc.		35,023
			46,048
	Banks - 0.0% (b)
202	Bank of New York Mellon Corp.		8,389
397	Citizens Financial Group, Inc.		14,562
373	Comerica, Inc.		29,952
325	Fifth Third Bancorp		11,099
84	First Republic Bank		12,754
1,217	Huntington Bancshares, Inc.		16,308
885	KeyCorp		15,655
224	M&T Bank Corp.		40,719
133	Northern Trust Corp.		12,647
27	PNC Financial Services Group, Inc.		4,266
1,386	Regions Financial Corp.		30,034
175	State Street Corp.		11,961
23	SVB Financial Group (a)		9,350
99	Truist Financial Corp.		4,637
662	Zions Bancorp		36,430
			258,763
	Beverages - 0.0% (b)
154	Brown-Forman Corp., Class B		11,196
773	Molson Coors Brewing Co., Class B		39,941
79	Monster Beverage Corp. (a)		7,017
			58,154
	Biotechnology - 0.0% (b)
193	Amgen, Inc.		46,378
55	Biogen, Inc. (a)		10,746
42	Bio-Rad Laboratories, Inc., Class A (a)		20,372
955	Corteva, Inc.		58,666
64	Gilead Sciences, Inc.		4,062
36	Illumina, Inc. (a)		7,259
238	Incyte Corp. (a)		16,762
8	Regeneron Pharmaceuticals, Inc. (a)		4,648
168	Vertex Pharmaceuticals, Inc. (a)		47,336
			216,229
	Building Materials - 0.0% (b)
220	Carrier Global Corp.		8,606
406	Fortune Brands Home & Security, Inc.		24,941
140	Johnson Controls International PLC		7,580
44	Martin Marietta Materials, Inc.		15,299
397	Masco Corp.		20,195
84	Vulcan Materials Co.		13,985
			90,606
	Chemicals - 0.0% (b)
26	Air Products & Chemicals, Inc.		6,564
153	Albemarle Corp.		40,998
133	Celanese Corp.		14,744
431	CF Industries Holdings, Inc.		44,591
93	Dow, Inc.		4,743
145	DuPont de Nemours, Inc.		8,068
219	Eastman Chemical Co.		19,929
272	FMC Corp.		29,398
78	International Flavors & Fragrances, Inc.		8,617
175	Linde PLC		49,501
81	LyondellBasell Industries NV, Class A		6,723
686	Mosaic Co.		36,955
80	PPG Industries, Inc.		10,158
16	Sherwin-Williams Co.		3,714
			284,703
	Commercial Services - 0.0% (b)
421	Automatic Data Processing, Inc.		102,897
84	Cintas Corp.		34,175
40	Ecolab, Inc.		6,553
54	Equifax, Inc.		10,192
136	FleetCor Technologies, Inc. (a)		28,904
192	Gartner, Inc. (a)		54,781
131	Global Payments, Inc.		16,274
119	MarketAxess Holdings, Inc.		29,582
19	Moody's Corp.		5,406
71	PayPal Holdings, Inc. (a)		6,634
332	Quanta Services, Inc.		46,912
260	Robert Half International, Inc.		20,012
931	Rollins, Inc.		31,431
44	United Rentals, Inc. (a)		12,850
51	Verisk Analytics, Inc.		9,545
			416,148
	Computers - 0.0% (b)
176	Cognizant Technology Solutions Corp., Class A		11,118
2,621	DXC Technology Co. (a)		64,948
1,034	Fortinet, Inc. (a)		50,346
1,600	Hewlett Packard Enterprise Co.		21,760
1,389	HP, Inc.		39,878
33	International Business Machines Corp.		4,239
187	Leidos Holdings, Inc.		17,774
442	NetApp, Inc.		31,882
489	Western Digital Corp. (a)		20,665
			262,610
	Cosmetics/Personal Care - 0.0% (b)
61	Colgate-Palmolive Co.		4,771

	Distribution/Wholesale - 0.0% (b)
93	Copart, Inc. (a)		11,128
165	Fastenal Co.		8,304
673	LKQ Corp.		35,817
65	WW Grainger, Inc.		36,071
			91,320
	Diversified Financial Services - 0.0% (b)
41	Ameriprise Financial, Inc.		10,988
50	Capital One Financial Corp.		5,291
88	CBOE Global Markets, Inc.		10,381
20	CME Group, Inc.		3,912
94	Discover Financial Services		9,446
998	Franklin Resources, Inc.		26,018
57	Intercontinental Exchange, Inc.		5,749
2,070	Invesco, Ltd.		34,093
249	Nasdaq, Inc.		14,823
310	Raymond James Financial, Inc.		32,355
447	Synchrony Financial		14,639
86	T. Rowe Price Group, Inc.		10,320
			178,015
	Electric - 0.1%
1,041	AES Corp.		26,494
352	Alliant Energy Corp.		21,486
139	Ameren Corp.		12,874
450	American Electric Power Co., Inc.		45,090
1,215	CenterPoint Energy, Inc.		38,309
226	CMS Energy Corp.		15,264
486	Consolidated Edison, Inc.		47,502
55	Dominion Energy, Inc.		4,499
255	DTE Energy Co.		33,237
506	Edison International		34,292
108	Entergy Corp.		12,452
294	Evergy, Inc.		20,148
110	Eversource Energy		9,866
141	Exelon Corp.		6,191
297	FirstEnergy Corp.		11,746
741	NRG Energy, Inc.		30,589
501	Pinnacle West Capital Corp.		37,750
502	PPL Corp.		14,598
128	Public Service Enterprise Group, Inc.		8,238
374	Sempra Energy		61,699
877	Southern Co.		67,590
95	WEC Energy Group, Inc.		9,798
104	Xcel Energy, Inc.		7,722
			577,434
	Electrical Components & Equipment - 0.0% (b)
77	AMETEK, Inc.		9,253
61	Emerson Electric Co.		4,986
			14,239
	Electronics - 0.0% (b)
72	Agilent Technologies, Inc.		9,234
241	Allegion PLC		22,919
181	Amphenol Corp., Class A		13,309
208	Fortive Corp.		13,173
147	Garmin, Ltd.		13,008
155	Keysight Technologies, Inc. (a)		25,403
9	Mettler-Toledo International, Inc. (a)		10,912
113	PerkinElmer, Inc.		15,262
27	Roper Technologies, Inc.		10,870
103	TE Connectivity, Ltd.		12,999
49	Waters Corp. (a)		14,631
			161,720
	Entertainment - 0.0% (b)
350	Live Nation Entertainment, Inc. (a)		31,626

	Environmental Control - 0.0% (b)
647	Pentair PLC		28,791
300	Republic Services, Inc.		42,816
295	Waste Management, Inc.		49,864
			121,471
	Finance and Insurance - 0.0% (b)
537	Brown & Brown, Inc.		33,852
105	Signature Bank		18,308
85	US Bancorp		3,877
			56,037
	Food - 0.0% (b)
726	Campbell Soup Co.		36,576
497	Conagra Brands, Inc.		17,087
681	General Mills, Inc.		52,301
246	Hershey Co.		55,269
205	Hormel Foods Corp.		10,307
139	J.M. Smucker Co.		19,459
523	Kellogg Co.		38,043
131	Kraft Heinz Co.		4,899
143	Kroger Co.		6,856
730	Lamb Weston Holdings, Inc.		58,057
119	McCormick & Co., Inc.		10,004
583	Sysco Corp.		47,934
101	Tyson Foods, Inc., Class A		7,613
			364,405
	Forest Products & Paper - 0.0% (b)
354	International Paper Co.		14,734

	Gas - 0.0% (b)
334	Atmos Energy Corp.		37,869
865	NiSource, Inc.		25,526
			63,395
	Hand/Machine Tools - 0.0% (b)
154	Snap-on, Inc.		33,550
117	Stanley Black & Decker, Inc.		10,308
			43,858
	Health Care and Social Assistance - 0.0% (b)
75	Molina Healthcare, Inc. (a)		25,303

	Healthcare Products - 0.0% (b)
109	Abiomed, Inc. (a)		28,261
53	Align Technology, Inc. (a)		12,916
113	Baxter International, Inc.		6,493
135	Boston Scientific Corp. (a)		5,442
58	Cooper Cos., Inc.		16,671
941	Dentsply Sirona, Inc.		30,837
52	Edwards Lifesciences Corp. (a)		4,685
224	Hologic, Inc. (a)		15,133
29	IDEXX Laboratories, Inc. (a)		10,081
53	ResMed, Inc.		11,656
92	STERIS PLC		18,527
91	Teleflex, Inc.		20,590
118	Thermo Fisher Scientific, Inc.		64,348
46	West Pharmaceutical Services, Inc.		13,648
105	Zimmer Biomet Holdings, Inc.		11,164
			270,452
	Healthcare Services - 0.1%
153	Anthem, Inc.		74,222
295	DaVita, Inc. (a)		25,160
21	HCA Healthcare, Inc.		4,155
64	Humana, Inc.		30,834
37	IQVIA Holdings, Inc. (a)		7,868
54	Laboratory Corp. of America Holdings		12,165
141	Quest Diagnostics, Inc.		17,669
529	UnitedHealth Group, Inc.		274,726
256	Universal Health Services, Inc., Class B		25,047
			471,846
	Home Builders - 0.0% (b)
181	DR Horton, Inc.		12,878
176	Lennar Corp., Class A		13,631
10	NVR, Inc. (a)		41,401
705	PulteGroup, Inc.		28,665
			96,575
	Home Furnishings - 0.0% (b)
152	Whirlpool Corp.		23,803

	Household Products/Wares - 0.0% (b)
121	Avery Dennison Corp.		22,218
133	Church & Dwight Co., Inc.		11,133
102	Clorox Co.		14,723
47	Kimberly-Clark Corp.		5,994
			54,068
	Housewares - 0.0% (b)
1,408	Newell Brands, Inc.		25,133

	Information - 0.0% (b)
1,218	Ceridian HCM Holding, Inc. (a)		72,642
90	FactSet Research Systems, Inc.		39,001
3,694	Lumen Technologies, Inc.		36,792
378	PTC, Inc. (a)		43,428
474	Warner Bros Discovery, Inc. (a)		6,276
			198,139
	Insurance - 0.1%
140	Aflac, Inc.		8,319
65	Allstate Corp.		7,832
467	American International Group, Inc.		24,167
144	Aon PLC, Class A		40,213
266	Arthur J Gallagher & Co.		48,298
244	Assurant, Inc.		38,672
198	Chubb, Ltd.		37,432
119	Cincinnati Financial Corp.		11,538
96	Everest Re Group, Ltd.		25,829
408	Globe Life, Inc.		39,654
183	Hartford Financial Services Group, Inc.		11,769
572	Lincoln National Corp.		26,346
488	Loews Corp.		26,991
306	Marsh & McLennan Cos., Inc.		49,379
85	MetLife, Inc.		5,468
250	Principal Financial Group, Inc.		18,690
501	Progressive Corp.		61,448
74	Prudential Financial, Inc.		7,086
161	Travelers Cos., Inc.		26,024
62	Willis Towers Watson PLC		12,823
589	WR Berkley Corp.		38,167
			566,145
	Internet - 0.0% (b)
136	CDW Corp.		23,215
223	eBay, Inc.		9,841
112	Expedia Group, Inc. (a)		11,497
298	F5 Networks, Inc. (a)		46,804
25	Netflix, Inc. (a)		5,589
2,333	NortonLifeLock, Inc.		52,703
165	VeriSign, Inc. (a)		30,066
			179,715
	Iron/Steel - 0.0% (b)
361	Nucor Corp.		47,991

	Leisure Time - 0.0% (b)
1,174	Carnival Corp. (a)		11,106
2,494	Norwegian Cruise Line Holdings, Ltd. (a)		32,621
281	Royal Caribbean Cruises, Ltd. (a)		11,479
			55,206
	Lodging - 0.0% (b)
177	Hilton Worldwide Holdings, Inc.		22,543
743	Las Vegas Sands Corp. (a)		27,959
227	Marriott International, Inc., Class A		34,899
525	MGM Resorts International		17,136
645	Wynn Resorts, Ltd. (a)		39,080
			141,617
	Machinery - Diversified - 0.0% (b)
107	Dover Corp.		13,370
101	IDEX Corp.		20,322
348	Ingersoll Rand, Inc.		16,485
117	Otis Worldwide Corp.		8,450
53	Rockwell Automation, Inc.		12,558
339	Wabtec Corp.		29,713
208	Xylem, Inc.		18,949
			119,847
	Manufacturing - 0.1%
60	Bio-Techne Corp.		19,909
183	Catalent, Inc. (a)		16,104
352	Enphase Energy, Inc. (a)		100,827
80	Generac Holdings, Inc. (a)		17,633
43	Moderna, Inc. (a)		5,688
126	Monolithic Power Systems, Inc.		57,101
105	Nordson Corp.		23,853
64	NXP Semiconductors NV		10,533
630	ON Semiconductor Corp. (a)		43,325
1,003	Organon & Co.		28,616
967	Raytheon Technologies Corp.		86,788
362	Seagate Technology Holdings PLC		24,239
284	SolarEdge Technologies, Inc. (a)		78,375
300	Teradyne, Inc.		25,392
933	Tesla, Inc. (a)		257,144
525	Trimble, Inc. (a)		33,206
			828,733
	Media - 0.0% (b)
10	Charter Communications, Inc., Class A (a)		4,126
1,427	DISH Network Corp., Class A (a)		24,758
581	Fox Corp., Class A		19,859
2,015	News Corp., Class A		34,094
711	Paramount Global, Class B		16,630
			99,467
	Mining - 0.0% (b)
157	Freeport-McMoRan, Inc.		4,647
76	Newmont Goldcorp Corp.		3,144
			7,791
	Mining, Quarrying, and Oil and Gas Extraction - 0.0% (b)
531	APA Corp.		20,767

	Miscellaneous Manufacturing - 0.0% (b)
481	AO Smith Corp.		27,152
32	Eaton Corp PLC		4,373
20	Illinois Tool Works, Inc.		3,897
29	Parker-Hannifin Corp.		7,685
282	Textron, Inc.		17,591
64	Trane Technologies PLC		9,860
			70,558
	Office/Business Equipment - 0.0% (b)
88	Zebra Technologies Corp., Class A (a)		26,544

	Oil & Gas - 0.1%
1,481	Cabot Oil & Gas Corp.		45,778
927	Devon Energy Corp.		65,465
94	Diamondback Energy, Inc.		12,528
33	EOG Resources, Inc.		4,003
80	Hess Corp.		9,663
1,604	Marathon Oil Corp.		41,046
672	Marathon Petroleum Corp.		67,704
1,233	Occidental Petroleum Corp.		87,543
74	Phillips 66		6,620
19	Pioneer Natural Resources Co.		4,811
535	Valero Energy Corp.		62,659
			407,820
	Oil & Gas Services - 0.0% (b)
313	Baker Hughes & GE Co.		7,906
266	Halliburton Co.		8,015
132	Schlumberger, Ltd.		5,036
			20,957
	Packaging & Containers - 0.0% (b)
2,710	Amcor PLC		32,547
126	Packaging Corp of America		17,252
502	Sealed Air Corp.		27,012
425	Westrock Co.		17,251
			94,062
	Pharmaceuticals - 0.1%
1,176	AbbVie, Inc.		158,125
98	AmerisourceBergen Corp.		14,363
17	Becton Dickinson & Co.		4,291
1,142	Bristol-Myers Squibb Co.		76,982
433	Cardinal Health, Inc.		30,622
197	Cigna Corp.		55,840
106	DexCom, Inc. (a)		8,714
910	Eli Lilly & Co.		274,119
305	Henry Schein, Inc. (a)		22,390
90	McKesson Corp.		33,030
1,713	Merck & Co., Inc.		146,222
2,438	Viatris, Inc.		23,283
			847,981
	Pipelines - 0.0% (b)
375	Kinder Morgan, Inc.		6,870
166	ONEOK, Inc.		10,164
200	Williams Cos., Inc.		6,806
			23,840
	Professional, Scientific, and Technical Services - 0.0% (b)
108	Charles River Laboratories International, Inc. (a)		22,167
85	EPAM Systems, Inc. (a)		36,253
115	Jacobs Solutions, Inc.		14,327
246	Match Group, Inc. (a)		13,906
			86,653
	Real Estate - 0.0% (b)
145	CBRE Group, Inc., Class A (a)		11,449

	Real Estate Investment Trusts - 0.1%
64	Alexandria Real Estate Equities, Inc.		9,818
191	American Tower Corp.		48,524
50	AvalonBay Communities, Inc.		10,045
147	Boston Properties, Inc.		11,676
135	Camden Property Trust		17,349
23	Crown Castle International Corp.		3,929
60	Digital Realty Trust, Inc.		7,418
311	Duke Realty Corp.		18,302
8	Equinix, Inc.		5,259
145	Equity Residential		10,611
52	Essex Property Trust, Inc.		13,783
137	Extra Space Storage, Inc.		27,226
306	Federal Realty OP LP		30,988
622	Healthpeak Properties, Inc.		16,328
1,805	Host Hotels & Resorts, Inc.		32,075
675	Iron Mountain, Inc.		35,512
896	Kimco Realty Corp.		18,888
81	Mid-America Apartment Communities, Inc.		13,419
17	Public Storage		5,624
535	Realty Income Corp.		36,530
393	Regency Centers Corp.		23,910
83	SBA Communications Corp.		26,996
65	Simon Property Group, Inc.		6,629
405	UDR, Inc.		18,172
252	Ventas, Inc.		12,061
983	VICI Properties, Inc.		32,429
1,279	Vornado Realty Trust		33,535
88	Welltower, Inc.		6,745
263	Weyerhaeuser Co.		8,984
			542,765
	Retail - 0.1%
122	Advance Auto Parts, Inc.		20,574
26	AutoZone, Inc. (a)		55,099
168	Best Buy Co., Inc.		11,876
219	CarMax, Inc. (a)		19,368
16	Chipotle Mexican Grill, Inc. (a)		25,549
379	Costco Wholesale Corp.		197,876
150	Darden Restaurants, Inc.		18,556
216	Dollar General Corp.		51,283
320	Dollar Tree, Inc. (a)		43,418
75	Domino's Pizza, Inc.		27,889
286	Genuine Parts Co.		44,619
394	McDonald's Corp.		99,398
71	O'Reilly Automotive, Inc. (a)		49,496
100	Ross Stores, Inc.		8,627
76	TJX Cos., Inc.		4,739
134	Tractor Supply Co.		24,810
102	Ulta Beauty, Inc. (a)		42,827
184	Walgreens Boots Alliance, Inc.		6,451
209	Yum! Brands, Inc.		23,249
			775,704
	Retail Trade - 0.0% (b)
493	Bath & Body Works, Inc.		18,404
325	Etsy, Inc. (a)		34,323
			52,727
	Semiconductors - 0.1%
398	Analog Devices, Inc.		60,309
50	Applied Materials, Inc.		4,704
200	Broadcom, Inc.		99,822
1,008	IPG Photonics Corp. (a)		91,315
163	KLA Corp.		56,093
18	Lam Research Corp.		7,882
205	Microchip Technology, Inc.		13,376
97	Micron Technology, Inc.		5,483
429	Qorvo, Inc. (a)		38,516
499	QUALCOMM, Inc.		66,003
299	Skyworks Solutions, Inc.		29,466
			472,969
	Shipbuilding - 0.0% (b)
196	Huntington Ingalls Industries, Inc.		45,131

	Software - 0.1%
348	Akamai Technologies, Inc. (a)		31,417
92	ANSYS, Inc. (a)		22,844
67	Autodesk, Inc. (a)		13,517
231	Broadridge Financial Solutions, Inc.		39,540
426	Cadence Design Systems, Inc. (a)		74,026
99	Electronic Arts, Inc.		12,560
92	Fidelity National Information Services, Inc.		8,406
91	Fiserv, Inc. (a)		9,208
13	Intuit, Inc.		5,613
364	Jack Henry & Associates, Inc.		69,961
24	MSCI, Inc.		10,782
467	Paychex, Inc.		57,600
105	Paycom Software, Inc. (a)		36,876
14	ServiceNow, Inc. (a)		6,085
224	Synopsys, Inc. (a)		77,508
257	Take-Two Interactive Software, Inc. (a)		31,498
99	Tyler Technologies, Inc. (a)		36,779
			544,220
	Telecommunications - 0.0% (b)
438	Arista Networks, Inc. (a)		52,508
470	Corning, Inc.		16,130
1,636	Juniper Networks, Inc.		46,495
223	Motorola Solutions, Inc.		54,281
742	T-Mobile US, Inc. (a)		106,818
			276,232
	Textiles - 0.0% (b)
223	Mohawk Industries, Inc. (a)		24,610

	Toys/Games/Hobbies - 0.0% (b)
266	Hasbro, Inc.		20,966

	Transportation - 0.0% (b)
304	CH Robinson Worldwide, Inc.		34,702
134	Expeditors International of Washington, Inc.		13,787
24	FedEx Corp.		5,060
84	JB Hunt Transport Services, Inc.		14,618
18	Norfolk Southern Corp.		4,376
103	Old Dominion Freight Line, Inc.		27,955
			100,498
	Utilities - 0.0% (b)
269	Constellation Energy Corp.		21,948

	Water - 0.0% (b)
78	American Water Works Co., Inc.		11,579

	Wholesale Trade - 0.0% (b)
49	Pool Corp.		16,620
	TOTAL COMMON STOCKS (Cost - $12,099,545)		11,858,413

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.8% (a)(c)
	PURCHASED CALL OPTIONS - 0.2%
	iShares China Large-Cap ETF (g)
15,000	Expiration: December 2022, Exercise Price: $32	$ 45,315,000	1,822,500
	iShares MSCI Germany ETF (g)
6,500	Expiration: January 2023, Exercise Price: $26	14,196,000	227,500
	TOTAL PURCHASED CALL OPTIONS (Cost - $2,427,487)		2,050,000

	PURCHASED PUT OPTIONS - 0.6%
	CBOE Volatility Index (g)
10,000	Expiration: November 2022, Exercise Price: $20	25,870,000	325,000
	SPDR S&P 500 ETF Trust (g)
12,500	Expiration: September 2022, Exercise Price: $390	493,975,000	7,650,000
	TOTAL PURCHASED PUT OPTIONS (Cost - $2,470,119)		7,975,000
	TOTAL PURCHASED OPTIONS (Cost - $4,897,606)		10,025,000
Shares
	SHORT TERM INVESTMENTS - 1.7%
	Money Market Funds - 1.7%
20,789,176	First American Treasury Obligations Fund, Class X, 2.14% (d)		20,789,176
	TOTAL SHORT TERM INVESTMENTS (Cost - $20,789,176)		20,789,176

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.9%
111,123,225	First American Government Obligations Fund, Class X, 2.03% (d)		111,123,225
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $111,123,225)		111,123,225

	TOTAL INVESTMENTS - 109.3% (Cost - $1,375,692,064)		1,358,779,684
	Liabilities in Excess of Other Assets - (9.3)%		(115,641,361)
	NET ASSETS - 100.0%		$1,243,138,323

Contracts		Notional Value	Value
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.3)% (a)(c)
	WRITTEN CALL OPTIONS - (0.1)%
15,000	iShares China Large-Cap ETF
	Expiration: October 2022, Exercise Price $32	$45,315,000	975,000
3,000	iShares MSCI Germany ETF
	Expiration: October 2022, Exercise Price $25	6,552,000	30,000
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $1,161,150)		1,005,000

	WRITTEN PUT OPTIONS - (0.2)%
10,000	CBOE Volatility Index
	Expiration: October 2022, Exercise Price $20	25,870,000	175,000
250	S&P 500 Index
	Expiration: August 2022, Exercise Price $3,950	98,875,000	1,250
25,000	SPDR S&P 500 ETF Trust
	Expiration: September 2022, Exercise Price $360	987,950,000	2,237,500
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $1,696,218)		2,413,750
	TOTAL OPTIONS WRITTEN (Premiums Received $2,857,368)		$3,418,750

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Rounds to less than 0.1%
(c) Each option is exercisable into 100 shares of the underlying security.
(d) Interest rate reflects seven-day yield on August 31, 2022.
(e) All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $59,157,000, which is 4.8% of total net assets.

(f) All or a portion of this security is out on loan as of August 31, 2022.
(g) Held in connection with a written option, see Schedule of Written Options for more details.
(h) Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.